CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 250,228	$ (21,454)	$ (1,155,739)	$ (3,978,459)	$ (874,366)	$ (1,130,535)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	20,622	64,831	283,652	374,129	440,221	486,530
Loss on impairment	0	0	1,119,517	3,915,408	615,294	802,133
(Gain) loss on extinguishment of debt, net	0	0	(17,254)	(17,254)	(30,616)	1,793
Gain on bargain purchase	0	(64,479)	0
Amortization of intangible asset	0	37,127	0
Reorganization items, net	(280,790)	0	(11,531)	(17,366)	0	0
Deferred income taxes	2,501	(9,170)	6,825	(26,325)	(17,825)	(68,416)
Amortization of share-based compensation	710	11,624	7,352	9,169	14,737	23,993
Other costs, net	(10,754)	1,912	(53,179)	(61,550)	60,259	6,446
Changes in components of working capital:
Change in taxes receivable	(1,789)	13,810	29,581	29,880	(11,225)	84,847
Net changes in other operating assets and liabilities	(26,176)	(10,173)	27,442	45,565	(9,708)	(34,940)
Net cash provided by (used in) operating activities	(45,448)	24,028	236,666	273,197	186,771	171,851
Cash flows from investing activities
Capital expenditures	(14,629)	(117,750)	(112,603)	(148,886)	(268,783)	(194,779)
Cash acquired in stock-based business combination	0	54,970	0
Proceeds from disposal of assets, net	194	31,247	1,428	27,366	12,753	5,402
Net cash provided by (used in) investing activities	(14,435)	(31,533)	(111,175)	(121,520)	(256,030)	(189,377)
Cash flows from financing activities
Issuance of second lien notes	200,000	0	0	0	0	750,000
Borrowings on credit facilities	177,500	40,000	210,000	210,000	755,000	0
Repayments of credit facilities	(545,000)	(27,500)	0	0	(420,000)	0
Repayments of debt	0	0	(101,132)	(101,132)	(400,000)	(972,708)
Debt issuance costs	(23,664)	0	0	0	(1,092)	(15,639)
Purchase of noncontrolling interests				0	(106,744)	0
Dividends paid to noncontrolling interests				0	(25,109)	(27,579)
Warrants exercised	0	647	0
Cash paid to settle equity compensation awards	0	0	(1,010)	(1,010)	0	0
Taxes withheld on employee stock transactions	(1)	0	(417)	(418)	(2,779)	(3,470)
Net cash provided by (used in) financing activities	(191,165)	13,147	107,441	107,440	(200,724)	(269,396)
Net increase (decrease) in cash, cash equivalents and restricted cash	(251,048)	5,642	232,932	259,117	(269,983)	(286,922)
Cash, cash equivalents and restricted cash, beginning of period	365,041	113,993	105,924	105,924	375,907	662,829
Cash, cash equivalents and restricted cash, end of period	113,993	119,635	338,856	365,041	105,924	375,907
Noble Finance Company
Cash flows from operating activities
Net income (loss)	193,825	(55,336)	(1,104,341)	(3,904,673)	(734,904)	(1,089,970)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	20,631	64,814	282,385	372,560	437,690	482,660
Loss on impairment	0	0	1,119,517	3,915,408	615,294	802,133
(Gain) loss on extinguishment of debt, net	0	0	(17,254)	(17,254)	(30,616)	1,793
Amortization of intangible asset	0	37,127	0
Reorganization items, net	(203,490)	0	49,969	44,134	0	0
Deferred income taxes	2,501	(9,170)	6,825	(26,325)	(17,825)	(68,416)
Amortization of share-based compensation	710	11,624	7,352	9,169	14,689	23,945
Other costs, net	(3,054)	1,912	(99,679)	(115,550)	(39,741)	6,446
Changes in components of working capital:
Change in taxes receivable	(1,789)	13,810	29,581	29,880	(11,225)	84,847
Net changes in other operating assets and liabilities	(21,808)	(7,664)	(2,258)	20,714	(6,456)	(30,679)
Net cash provided by (used in) operating activities	(12,474)	57,117	272,097	328,063	226,906	212,759
Cash flows from investing activities
Capital expenditures	(14,629)	(117,750)	(112,603)	(148,886)	(268,783)	(194,779)
Proceeds from disposal of assets, net	194	31,247	1,428	27,366	12,753	5,402
Net cash provided by (used in) investing activities	(14,435)	(86,503)	(111,175)	(121,520)	(256,030)	(189,377)
Cash flows from financing activities
Issuance of second lien notes	200,000	0	0	0	0	750,000
Borrowings on credit facilities	177,500	40,000	210,000	210,000	755,000	0
Repayments of credit facilities	(545,000)	(27,500)	0	0	(420,000)	0
Repayments of debt	0	0	(101,132)	(101,132)	(400,000)	(972,708)
Debt issuance costs	(10,139)	0	0	0	(1,092)	(15,639)
Purchase of noncontrolling interests				0	(106,744)	0
Dividends paid to noncontrolling interests				0	(25,109)	(27,579)
Contributions (distributions) from (to) parent company, net				(76,245)	(42,103)	(44,417)
Cash contributed by parent in connection with Pacific Drilling merger	0	54,970	0
Distributions to parent company, net	(26,503)	(32,677)	(49,829)
Net cash provided by (used in) financing activities	(204,142)	34,793	59,039	32,623	(240,048)	(310,343)
Net increase (decrease) in cash, cash equivalents and restricted cash	(231,051)	5,407	219,961	239,166	(269,172)	(286,961)
Cash, cash equivalents and restricted cash, beginning of period	345,044	113,993	105,878	105,878	375,050	662,011
Cash, cash equivalents and restricted cash, end of period	$ 113,993	$ 119,400	$ 325,839	$ 345,044	$ 105,878	$ 375,050